January 30, 2020

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, NE

Judiciary Plaza

Washington, DC 20549

Attention: Division of Investment Management

RE: BlackRock Funds V

Post-Effective Amendment No. 20 under the Securities Act of 1933 and Amendment No. 21 under the Investment Company Act of 1940 to Registration Statement on Form N-1A

(File No. 333-224371 and File No. 811-23339)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock Funds V (the “Fund”) hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 20 to the Fund’s Registration Statement on Form N-1A; and

(2) the text of Post-Effective Amendment No. 20 to the Fund’s Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on January 27, 2020.

Sincerely,

BlackRock Funds V

/s/ Janey Ahn

Janey Ahn

Secretary of the Fund